DECHERT LLP
1900 K STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

May 22, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Brown Advisory Funds
                      File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Enclosed for filing on behalf of Brown Advisory Funds (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A which is being filed with respect to the Trust’s proposed new investment series the Brown Advisory Sustainable Bond Fund (the “New Fund”).

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s Registration Statement with respect to the New Fund within the next seventy-five days in order to respond to any comments that the Staff might have with respect to this filing and to add additional exhibits and any additional non-material disclosure that may be required in order to complete the Registration Statement and the effectiveness of the New Fund.

Please do not hesitate to contact the undersigned at (202) 261-3364 or Gary Brooks at (202) 261-3393 if you have any questions or comments regarding this filing.

Very truly yours, /s/ Patrick W.D. Turley